Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

December 22, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Exchange-Traded Fund Trust II
CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and the Statement of Additional Information for the PowerShares Russell 1000 Equal Weight Portfolio, a series of the Trust, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 468 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 468 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 19, 2014.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 630-868-7179.

Sincerely,

/s/ Anna Paglia

Anna Paglia

Head of Legal

PowerShares